BUSINESS DESCRIPTION (Details Narrative) - USD ($)						9 Months Ended		12 Months Ended
	Sep. 20, 2023	Sep. 14, 2023	Mar. 07, 2022	Jan. 19, 2022	Jul. 01, 2021	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Apr. 20, 2022
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Entity date of incorporation						May 04, 1998		May 04, 1998
Payments to acquire businesses, gross						$ 100,000	$ 250,000	$ 250,000
Notes payable						$ 3,465,414		$ 4,023,358	$ 3,491,766
Reverse stock splits description	1-for-600	1-for-600	1-for-8		1-for-2,000			Effective March 7, 2022 and July 1, 2021, we effected an 8 for 1 and 2,000 for 1 reverse stock split, respectively, of our issued and outstanding common stock (the “Reverse Stock Splits”)
Asset Purchase Agreement [Member] | Centurion Holdings I LLC [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Business combination, consideration transferred				$ 3,400,000
Payments to acquire businesses, gross				250,000
Payment for contingent consideration liability, investing activities				250,000
Outstanding cash				500,000
Repayments of obligation related to equivalent				2,400,000
Common stock shares issued										380,952
Asset Purchase Agreement [Member] | Centurion Holdings I LLC [Member] | Promissory Note [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Notes payable				$ 2,900,000